UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02575
Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2011
Date of reporting period: May 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.
Portfolio of Investments ▪ May 31, 2011 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON	MATURITY
THOUSANDS		DATE OF PURCHASE	DATE	VALUE

	Repurchase Agreements (47.1%)
$475,000	BNP Paribas Securities Corp. (dated 05/31/11; proceeds $475,001,715; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.04% - 5.97% due 05/01/37 - 04/01/41; Federal National Mortgage Association 3.28% - 5.80% due 10/01/25 - 04/01/41; Government National Mortgage Association 5.00% due 05/15/40; valued at $489,144,421)	0.13%	06/01/11	$475,000,000
451,295	Deutsche Bank Securities, Inc. (dated 05/31/11; proceeds $451,296,630; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% - 5.50%; due 04/01/40 - 11/01/40; valued at $465,054,453)	0.13	06/01/11	451,295,000
250,000	Goldman Sachs & Co. (dated 05/25/2011; proceeds $250,004,861; fully collateralized by a U.S. Government Agency; Government National Mortgage Asscociation 4.50% - 6.50% due 11/15/30 - 05/15/41; valued at $257,513,396)	0.10	06/01/11	250,000,000
350,000	Goldman Sachs & Co. (dated 05/26/2011; proceeds $350,006,806; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.63% - 8.00% due 05/01/17 - 05/01/41; Federal National Mortgage Association 2.26% - 7.00% due 11/01/13 - 05/01/41; valued at $360,500,000)	0.10	06/02/11	350,000,000
100,000	Goldman Sachs & Co. (dated 05/27/2011; proceeds $100,001,944; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% - 6.00% due 05/15/26 - 04/20/41; valued at $103,000,000)	0.10	06/03/11	100,000,000
300,000	Goldman Sachs & Co. (dated 05/31/2011; proceeds $300,007,583; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.63% - 7.00% due 11/01/17 - 09/01/47; Federal National Mortgage Association 2.40% - 9.00% due 11/01/17 - 02/01/50; valued at $309,000,001)	0.13	06/07/11	300,000,000
430,000	ING Financial Markets LLC (dated 05/31/2011; proceeds $430,001,672; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.00% - 5.50% due 07/01/30 - 03/01/41; valued at $444,175,325)	0.14	06/01/11	430,000,000
550,000	Wells Fargo Securiites LLC (dated 05/31/2011; proceeds $550,002,139; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 5.08% due 12/01/25 - 12/01/40; Federal National Mortgage Association 4.00% - 5.00% due 03/01/26 - 04/01/41; Government National Mortgage Association 1.44% - 4.00% due 09/20/39 - 05/20/61; valued at $566,370,909)	0.14	06/01/11	550,000,000

	Total Repurchase Agreements (Cost $2,906,295,000)			2,906,295,000

	Commercial Paper (24.7%)
	International Banks
135,000	ABN Amro Funding USA LLC (a)	0.26-0.31	06/16/11- 07/20/11	134,962,691
160,000	Barclays US Funding LLC	0.10	06/02/11	159,999,556

Morgan Stanley Liquid Asset Fund Inc.
Portfolio of Investments ▪ May 31, 2011 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON		MATURITY
THOUSANDS		DATE OF PURCHASE		DATE		VALUE

$60,000	Barton Capital LLC (a)	0.15%		06/10/11- 06/20/11		$59,996,688
80,000	BNP Paribas	0.31		08/01/11		79,957,978
9,000	BNZ International Funding (a)	0.42		06/07/11		8,999,370
304,000	BPCE SA (a)	0.27-0.44		06/03/11- 08/11/11		303,896,581
63,000	ING US Funding LLC	0.29		07/08/11		62,981,222
275,000	Nordea North America, Inc.	0.12-0.13		06/03/11- 06/07/11		274,996,292
70,000	NRW Bank (a)	0.24		07/28/11- 07/29/11		69,973,167
168,000	Skandinaviska Enskilda (a)	0.18		06/09/11		167,993,280
95,000	Societe Generale	0.26		07/01/11		94,979,812
82,000	Svenska Handelsbanken IN (a)	0.24-0.29		07/15/11- 08/15/11		81,968,024
25,000	Westpac Securities NZ Ltd. (a)	0.31		06/06/11		24,998,924

	Total Commercial Paper (Cost $1,525,703,585)					1,525,703,585

	Floating Rate Notes (16.0%)
	International Banks
145,000	Barclays Bank PLC	0.77	(b)	07/19/11	(c)	145,000,000
225,000	BNP Paribas	0.54-0.76	(b)	06/09/11- 06/23/11	(c)	225,000,000
120,000	Deutsche Bank AG	0.45	(b)	08/24/11	(c)	120,039,840
110,000	Lloyds TSB Bank PLC	0.77	(b)	07/29/11	(c)	110,000,000
175,000	Royal Bank of Canada	0.26	(b)	08/25/11	(c)	175,000,000
210,000	Societe Generale	0.27	(b)	08/04/11- 08/08/11	(c)	210,000,000

	Total Floating Rate Notes (Cost $985,039,840)					985,039,840

	Certificates of Deposit (9.4%)
	International Banks
225,000	Bank of Montreal-Chicago	0.11-0.12		06/03/11		225,000,000
100,000	Credit AG CIB	0.24		08/04/11		100,000,000
160,000	DNB NOR Bank ASA	0.11		06/01/11		160,000,000
96,000	Svenska Handelsbanken NY	0.24		08/29/11		96,001,184

	Total Certificates of Deposit (Cost $581,001,184)					581,001,184

	Tax-Exempt Short-Term Variable Rate Municipal Obligations (2.8%)
22,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2006 C	0.16	(b)	06/07/11	(c)	22,000,000
18,700	County of Miami-Dade, Porfessional Sports Franchise Facilities Tax Ser 2009 E	0.18	(b)	06/07/11	(c)	18,700,000
15,300	District of Columbia, American University Ser 2003	0.16	(b)	06/07/11	(c)	15,300,000
9,460	District of Columbia, American University Ser 2006 B	0.16	(b)	06/07/11	(c)	9,460,000
15,625	Indiana Finance Authority, Indiana University Health Obligated Group Ser 2011	0.17	(b)	06/07/11	(c)	15,625,000
10,000	Indiana Finance Authority, Parkview Health System Ser 2009 B	0.15	(b)	06/07/11	(c)	10,000,000
15,000	Massachusetts State Department of Transportation, Metropolitan Highway System 2010 Ser A5	0.13	(b)	06/07/11	(c)	15,000,000
19,210	New York City Trust for Cultural Resources, NY, American Museum of Natural History Ser 2008 B1	0.13	(b)	06/07/11	(c)	19,210,000
15,000	New York State Housing Finance Agency, 10 Barclay Street 2004 Ser A	0.17	(b)	06/07/11	(c)	15,000,000
11,550	Oregon State Housing & Community Services Department, Single-Family Mortgage Ser 2008 I (AMT)	0.23	(b)	06/07/11	(c)	11,550,000
17,500	Wyoming Student Loan Corp., Student Loan Senior Ser 2010 A-2	0.20	(b)	06/07/11	(c)	17,500,000

	Total Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $169,345,000)					169,345,000

Morgan Stanley Liquid Asset Fund Inc.
Portfolio of Investments ▪ May 31, 2011 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON	MATURITY
THOUSANDS		DATE OF PURCHASE	DATE	VALUE

	Total Investments (Cost $6,167,384,609) (d)		100.0%	6,167,384,609
	Liabilities in Excess of Other Assets		0.0	(1,966,252)

	Net Assets		100.0%	$6,165,418,357

(a)	Resale is restricted to qualified institutional investors.

(b)	Floating rate security. Rate shown is the rate in effect at May 31, 2011.

(c)	Date of next interest rate reset.

(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund Inc.
Notes to Portfolio of Investments ▪ May 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
  • Level 1 — unadjusted quoted prices in active markets for identical investments
  • Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  • Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MAY 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments
Repurchase Agreements	$2,906,295,000	—	$2,906,295,000	—
Commercial Paper	1,525,703,585	—	1,525,703,585	—
International Banks	985,039,840	—	985,039,840	—
Certificates of Deposit	581,001,184	—	581,001,184	—
Tax-Exempt Short-Term Variable Rate Municipal Obligations	169,345,000	—	169,345,000	—

Total	$6,167,384,609	—	$6,167,384,609	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of May 31, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Liquid Asset Fund Inc.
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
July 21, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
July 21, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 21, 2011